Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lease
Schedule of lease

		Lease
	Right-of-use assets	liabilities
Balance at January 1, 2020	71	70
Additions	1,236	1,236
Depreciation	(263)	—
Interest expense	—	26
Payments	—	(367)
Effect of foreign exchange rates	—	146
Balance at December 31, 2020	1,044	1,111
Lease liabilities – current		293
Lease liabilities – non-current		818

		Lease
	Right-of-use assets	liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,305	1,305
Acquisitions through business combinations	1,559	1,559
Depreciation	(1,908)	—
Interest expense	—	90
Payments	—	(2,222)
Effect of foreign exchange rates	50	91
Balance at December 31, 2021	2,050	1,934
Lease liabilities – current		831
Lease liabilities – non-current		1,103

Schedule of amounts recognized in consolidated statement of profit or loss

	2021	2020	2019
Expense relating to short-term and low-value leases	86	9	28
Interest expense on lease liabilities	90	26	1

Schedule of cash outflow for leases

	2021	2020	2019
Cash outflow for leases	2,132	367	31
Cash outflow for short-term and low-value leases	9	5	28
Total cash outflow for leases	2,141	372	59